Share-based Compensation (Restricted share units) (Details)		12 Months Ended
	Mar. 17, 2011 shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares
Weighted-Average Grant-Date Fair Value
Recognized share-based compensation		¥ 34,354,000	$ 5,304,000	¥ 53,181,000		¥ 16,723,000
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	4 years
Number of Units
Number of Shares, Unvested, Beginning Balance | shares		32,500	32,500	425,579	425,579	1,687,178	1,687,178
Number of Units, Granted | shares	10,050,958	0	0	0	0	0	0
Number of Units, Vested | shares		(32,500)	(32,500)	(386,763)	(386,763)	(1,156,282)	(1,156,282)
Number of Units, Forfeited | shares		0	0	(6,316)	(6,316)	(105,317)	(105,317)
Number of Shares, Unvested, Ending Balance | shares		0	0	32,500	32,500	425,579	425,579
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance | $ / shares			$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Granted | $ / shares			0		0		0
Weighted-Average Grant-Date Fair Value, Vested | $ / shares			1.07		1.07		1.07
Weighted-Average Grant-Date Fair Value, Forfeited | $ / shares			0		1.07		1.07
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance | $ / shares			$ 0		$ 1.07		$ 1.07
Recognized share-based compensation		¥ 1,000	$ 200	¥ 300,000		¥ 1,300,000
Unrecognized share-based compensation | ¥		¥ 0
Total fair value of restricted share units vested | $			$ 30,000		$ 400,000		$ 1,200,000